Quarterly Financial Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
17. Quarterly Financial Data (Unaudited)
The following tables sets forth the unaudited consolidated statements of operations for each of the fiscal quarters in 2020 and 2019.

	Fiscal Quarter Ended
	December 31, 2020	September 30, 2020	June 30, 2020	March 31, 2020	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
Solar revenues	—	—	36	58	49	296	13	124
Cost of solar revenues	—	—	30	43	44	141	24	62

Gross profit	—	—	6	15	5	155	(11)	62

Operating Expenses:
Research and development	67,521	51,496	42,525	24,077	22,781	9,482	11,854	23,397
Selling, general and administrative	64,903	65,782	44,104	7,935	5,154	3,693	5,344	6,501
Impairment expense	14,415	—	—	—	—	—	—	—

Total operating expenses	146,839	117,278	86,629	32,012	27,935	13,175	17,198	29,898

Loss from operations	(146,839)	(117,278)	(86,623)	(31,997)	(27,930)	(13,020)	(17,209)	(29,836)
Other income (expense):
Interest income (expense), net	(53)	171	22	62	374	411	338	333
Revaluation of Series A redeemable convertible preferred stock warrant liability	—	—	—	—	—	(2,844)	98	(593)
Loss forward contract liability	—	—	—	(1,324)	—	—	—	—
Other income (expense), net	(597)	(340)	(23)	114	1,278	85	9	1

Loss before income taxes and equity in net loss of affiliate	(147,489)	(117,447)	(86,624)	(33,145)	(26,278)	(15,368)	(16,764)	(30,095)
Income tax expense (benefit)	(1,030)	2	1	1	1	146	2	2

Loss before equity in net loss of affiliate	(146,459)	(117,449)	(86,625)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)
Equity in net loss of affiliate	(637)	—	—	—	—	—	—	—

Net loss	(147,096)	(117,449)	(86,625)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)

Premium paid on repurchase of redeemable convertible preferred stock	—	—	(13,407)	—	(16,816)	—	—	—

Net loss attributable to common stockholders, basic and diluted	(147,096)	(117,449)	(100,032)	(33,146)	(43,095)	(15,514)	(16,766)	(30,097)

Net loss per share attributable to common stockholders, basic and diluted	$(0.38)	$(0.31)	$(0.33)	$(0.12)	$(0.16)	$(0.06)	$(0.06)	$(0.12)

Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343

Figures may not total due to rounding of quarterly periods

As an emerging growth company, the Company elected to take advantage of the extended transition provisions for adoption of ASC 842. As a result, quarterly financial results previously reported by the Company in its unaudited consolidated statement of operations for each of the first three quarterly periods of 2020, were not required to reflect the adoption of ASC 842. These periods were therefore presented using a different basis of accounting than the basis used to prepare the consolidated financial statements for the fiscal year 2020 annual and unaudited quarterly reporting periods presented in this Form
10-K,
which reflect the impact of ASC 842, adopted as of January 1, 2020.